CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net revenues	$ 151,816,057		$ 217,893,838		$ 227,541,298
Cost of goods sold (excluding depreciation and amortization)	97,466,871		144,738,541		132,641,621
Operating expenses:
Selling, general and administrative expenses	76,309,520		104,534,226		86,244,899
Depreciation and amortization	4,216,962		4,411,298		4,468,527
Other operating income, net	(1,805,346)		(932,748)		(774,986)
Total operating expenses	78,721,136		108,012,776		89,938,440
Income (loss) from operations	(24,371,950)		(34,857,479)		4,961,237
Interest income	2,143,396		2,231,462		440,875
Other income, net	120,315		2,307,270
Income (loss) before income tax	(22,108,239)		(30,318,747)		5,402,112
Income tax expense	(323,911)		(2,943,769)		(957,648)
Net income (loss)	(22,432,150)		(33,262,516)		4,444,464
Accretion of interest to redeemable noncontrolling interests	20,416		256,792
Net income (loss) attributable to redeemable noncontrolling interests	(20,416)		(295,647)		13,855
Net income (loss) attributable to Mecox Lane Limited shareholders	(22,432,150)		(33,223,661)		4,430,609
Net income (loss)	(22,432,150)		(33,262,516)		4,444,464
Other comprehensive income (loss), net of tax of nil:
Change in cumulative foreign currency translation adjustment	91,198		3,909,408		942,264
Comprehensive income (loss)	(22,340,952)		(29,353,108)		5,386,728
Comprehensive income (loss) attributable to redeemable noncontrolling interests			(38,855)		13,855
Comprehensive income (loss) attributable to Mecox Lane Limited shareholders	$ (22,340,952)		$ (29,314,253)		$ 5,372,873
Earnings (loss) per ordinary share:
Basic (in dollars per share)	$ (0.06)		$ (0.08)		$ 0.01
Diluted (in dollars per share)	$ (0.06)		$ (0.08)		$ 0.01
Earnings (loss) per ADS:
Basic (in dollars per share)	$ (1.94)	[1]	$ (2.87)	[1]	$ 0.36	[1]
Diluted (in dollars per share)	$ (1.94)	[1]	$ (2.87)	[1]	$ 0.30	[1]
Weighted average ordinary shares used in per share calculation
Basic (in shares)	404,247,016		405,192,243		242,026,404
Diluted (in shares)	404,247,016		405,192,243		396,873,164
Weighted average ADS used in per share calculation
Basic (in shares)	11,549,914		11,576,921		6,915,040
Diluted (in shares)	11,549,914		11,576,921		11,339,233

[1]	ADS amounts adjusted for a change in the ratio of the Company's American Depositary Shares ("ADSs") to ordinary shares ("Shares") from 1:7 to 1:35 ("Ratio Change"), effective as of February 1, 2013.